Income tax expenses - Composition of deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2020	Mar. 31, 2025	Sep. 30, 2023
Deferred tax assets
Licensed copyrights	¥ 6,547		¥ 6,351
Tax losses carried forward and others	79,571		66,120
Total deferred tax assets, gross	86,118		72,471
Valuation allowance	(72,161)		(59,310)
Total deferred tax assets	13,957		13,161
Deferred tax liabilities
Identifiable intangible assets	(4,115)		(5,122)
Withholding tax on undistributed earnings	(8,559)		(8,559)
Equity method investees and others	(33,386)		(34,773)
Total deferred tax liabilities	(46,060)		(48,454)
Net deferred tax liabilities	(32,103)		(35,293)
Undistributed earnings intended to be invested indefinitely in the PRC	¥ 278,900		¥ 362,600
Earliest Tax Year
Deferred tax liabilities
Tax year under examination	2021
Latest Tax Year
Deferred tax liabilities
Tax year under examination	2025
Ant Group Co., Ltd
Deferred tax liabilities
Deferred tax effect		¥ 19,700
Equity interest (as a percent)		33.00%		33.00%
Singapore
Income tax
Accumulated tax losses of subsidiaries	¥ 41,453
Turkiye
Income tax
Accumulated tax losses of subsidiaries	7,259
Hong Kong
Income tax
Accumulated tax losses of subsidiaries	7,458
PRC
Income tax
Accumulated tax losses of subsidiaries	¥ 200,082